Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest, net of amounts capitalized	$ 306	$ 293	$ 274
Cash paid for income taxes, net of income tax refunds	2	3	4
Property, plant and equipment acquired with accounts payable	27	35	145
Other non-cash changes in property, plant and equipment	(3)	(19)	27
Contribution of assets from our predecessor	$ 0	$ 1,500	$ 0